Overview	12 Months Ended
Mar. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Overview

1. Overview

1.1 Company overview

Infosys Limited ('the Company' or Infosys) provides consulting, technology, outsourcing and next-generation digital services, to enable clients to execute strategies for their digital transformation.

Infosys together with its subsidiaries and controlled trusts is herein after referred to as the “Group”.

The Company is a public limited company incorporated and domiciled in India and has its registered office at Bengaluru, Karnataka, India. The Company has its primary listings on the BSE Limited and National Stock Exchange of India Limited in India. The Company’s American Depositary Shares representing equity shares are listed on the New York Stock Exchange (NYSE).

Further, the Company's ADS were also listed on the Euronext London and Euronext Paris. On July 5, 2018, the Company voluntarily delisted its ADS from Euronext London and Euronext Paris due to low average daily trading volume of its ADS on these exchanges.

The Group's consolidated financial statements are authorized for issue by the Company’s Board of Directors on May 29, 2020.

1.2 Basis of preparation of financial statements

These consolidated financial statements have been prepared in compliance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board, under the historical cost convention on the accrual basis except for certain financial instruments which have been measured at fair values. Accounting policies have been consistently applied except where a newly issued accounting standard is initially adopted or a revision to an existing accounting standard requires a change in the accounting policy hitherto in use.

1.3 Basis of consolidations

Infosys consolidates entities which it owns or controls. The consolidated financial statements comprise the financial statements of the company, its controlled trusts and its subsidiaries. Control exists when the parent has power over the entity, is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns by using its power over the entity. Power is demonstrated through existing rights that give the ability to direct relevant activities, those which significantly affect the entity's returns. Subsidiaries are consolidated from the date control commences until the date control ceases.

The financial statements of the Group companies are consolidated on a line-by-line basis and intra-group balances and transactions including unrealized gain / loss from such transactions are eliminated upon consolidation. These financial statements are prepared by applying uniform accounting policies in use at the Group. Non-controlling interests which represent part of the net profit or loss and net assets of subsidiaries that are not, directly or indirectly, owned or controlled by the company, are excluded.

Refer to Note 2.20 for the list of subsidiaries and controlled trusts of the Company.

1.4 Use of estimates and judgments

The preparation of the financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions. These estimates, judgments and assumptions affect the application of accounting policies and the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Application of accounting policies that require critical accounting estimates involving complex and subjective judgments and the use of assumptions in these financial statements have been disclosed in Note 1.5. Accounting estimates could change from period to period. Actual results could differ from those estimates. Appropriate changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. Changes in estimates and judgments are reflected in the consolidated financial statements in the period in which changes are made and, if material, their effects are disclosed in the notes to the consolidated financial statements.

Estimation of uncertainties relating to the global health pandemic from COVID-19 (COVID-19):

The Group has considered the possible effects that may result from the pandemic relating to COVID-19 on the carrying amounts of receivables, unbilled revenues, goodwill and intangible assets. In developing the assumptions relating to the possible future uncertainties in the global economic conditions because of this pandemic, the Group, as at the date of approval of these financial statements has used internal and external sources of information including credit reports and related information, economic forecasts and consensus estimates from market sources on the expected future performance of the Group. The Group has performed sensitivity analysis on the assumptions used and based on current estimates expects the carrying amount of these assets will be recovered. The impact of COVID-19 on the Group's financial statements may differ from that estimated as at the date of approval of these consolidated financial statements.

1.5 Critical accounting estimates and judgements

a. Revenue recognition

The Group’s contracts with customers include promises to transfer multiple products and services to a customer. Revenues from customer contracts are considered for recognition and measurement when the contract has been approved, in writing, by the parties to the contract, the parties to the contract are committed to perform their respective obligations under the contract, and the contract is legally enforceable. The Group assesses the services promised in a contract and identifies distinct performance obligations in the contract. Identification of distinct performance obligations to determine the deliverables and the ability of the customer to benefit independently from such deliverables, and allocation of transaction price to these distinct performance obligations involves significant judgement.

Fixed price maintenance revenue is recognized ratably on a straight-line basis when services are performed through an indefinite number of repetitive acts over a specified period. Revenue from fixed price maintenance contract is recognized ratably using a percentage of completion method when the pattern of benefits from the services rendered to the customer and Group’s costs to fulfil the contract is not even through the period of the contract because the services are generally discrete in nature and not repetitive. The use of method to recognize the maintenance revenues requires judgment and is based on the promises in the contract and nature of the deliverables.

The Group uses the percentage-of-completion method in accounting for other fixed-price contracts. Use of the percentage-of-completion method requires the Group to determine the actual efforts or costs expended to date as a proportion of the estimated total efforts or costs to be incurred. Efforts or costs expended have been used to measure progress towards completion as there is a direct relationship between input and productivity. The estimation of total efforts or costs involves significant judgement and is assessed throughout the period of the contract to reflect any changes based on the latest available information.

Provisions for estimated losses, if any, on uncompleted contracts are recorded in the period in which such losses become probable based on the estimated efforts or costs to complete the contract.

b. Income taxes

The Group's two major tax jurisdictions are India and the U.S., though the company also files tax returns in other overseas jurisdictions.

Significant judgments are involved in determining the provision for income taxes, including amount expected to be paid/recovered for uncertain tax positions.

In assessing the realizability of deferred income tax assets, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, management believes that the Group will realize the benefits of those deductible differences. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced. (Refer to Note 2.18)

c. Business combinations and intangible assets

Business combinations are accounted for using IFRS 3 (Revised), Business Combinations. IFRS 3 requires the identifiable intangible assets and contingent consideration to be fair valued in order to ascertain the net fair value of identifiable assets, liabilities and contingent liabilities of the acquired entity. Significant estimates are required to be made in determining the value of contingent consideration, value of option arrangements and intangible assets. These valuations are conducted by external valuation experts (Refer to Note 2.9 and 2.10).

d. Property, plant and equipment

Property, plant and equipment represent a significant proportion of the asset base of the Group. The charge in respect of periodic depreciation is derived after determining an estimate of an asset’s expected useful life and the expected residual value at the end of its life. The useful lives and residual values of the Group's assets are determined by management at the time the asset is acquired and reviewed periodically, including at each financial year end. The lives are based on historical experience with similar assets as well as anticipation of future events, which may impact their life, such as changes in technology (Refer to Note 2.7).

e. Impairment of Goodwill

Goodwill is tested for impairment on an annual basis and whenever there is an indication that the recoverable amount of a cash generating unit (CGUs) is less than its carrying amount. For the impairment test, goodwill is allocated to the CGU or groups of CGUs which benefit from the synergies of the acquisition and which represent the lowest level at which goodwill is monitored for internal management purposes.

The recoverable amount of CGUs is determined based on higher of value-in-use and fair value less cost to sell. Key assumptions in the cash flow projections are prepared based on current economic conditions and comprises estimated long term growth rates, weighted average cost of capital and estimated operating margins. (Refer to Note no 2.9).

f. Leases

The Group determines the lease term as the non-cancellable period of a lease adjusted with any option to extend or terminate the lease, if the use of such option is reasonably certain. The Group makes an assessment on the expected lease term on a lease-by-lease basis and thereby assesses whether it is reasonably certain that any options to extend or terminate the contract will be exercised. In evaluating the lease term, the Group considers factors such as any significant leasehold improvements undertaken over the lease term, costs relating to the termination of the lease and the importance of the underlying asset to Group’s operations taking into account the location of the underlying asset and the availability of suitable alternatives. The lease term in future periods is reassessed to ensure that the lease term reflects the current economic circumstances. After considering current and future economic conditions, the Group has concluded that no changes are required to lease period relating to the existing lease contracts. (Refer to Note no. 2.8)

g. Non-current assets and Disposal groups held for sale

Assets and liabilities of disposal groups held for sale are measured at the lower of carrying amount and fair value less costs to sell. The determination of fair value less costs to sell includes use of management estimates and assumptions. The fair value of the disposal groups have been estimated using valuation techniques including income and market approach which includes unobservable inputs.

Non-current assets and disposal group that ceases to be classified as held for sale shall be measured at the lower of carrying amount before the Non-current asset and disposal group was classified as held for sale adjusted for any depreciation/ amortization and its recoverable amount at the date when the disposal group no longer meets the " Held for Sale" criteria. Recoverable amounts of assets reclassified from held for sale have been estimated using management’s assumptions which consist of significant unobservable inputs.

h. Allowance for Credit Loss on receivables and unbilled revenue

The Group determines the allowance for credit losses based on historical loss experience adjusted to reflect current and estimated future economic conditions. The Group considered current and anticipated future economic conditions relating to industries the Group deals with and the countries where it operates. In calculating expected credit loss, the Group has also considered credit reports and other related credit information for its customers to estimate the probability of default in future and has taken into account estimates of possible effect from the pandemic relating to COVID -19.

1.6 Recent accounting pronouncements

1.6.1 Standards issued but not yet effective

New and revised IFRS Standards in issue but not yet effective:

Conceptual Framework in IFRS Standards	:	Amendments to References to the Conceptual Framework

Amendments to IFRS 3	:	Definition of a Business

Amendments to IAS 1 and IAS 8	:	Definition of Material

Amendments to IFRS 9, IAS 39 and IFRS 7	:	Interest Rate Benchmark Reform

Amendments to References to the Conceptual Framework in IFRS Standards

In March 2018, International Accounting Standards Board (IASB) issued Amendments to References to the Conceptual Framework in IFRS Standards. The document contains amendments to various IFRS standards.

Not all amendments, however, update those pronouncements with regard to references to and quotes from the framework so that they refer to the revised Conceptual Framework. Some pronouncements are only updated to indicate which version of the Framework they are referencing to (the IASB Framework adopted by the IASB in 2001, the IASB Framework of 2010, or the new revised Framework of 2018) or to indicate that definitions in the Standard have not been updated with the new definitions developed in the revised Conceptual Framework.

The amendments, where they actually are updates, are effective for annual periods beginning on or after January 1, 2020, with early application permitted.

The Group does not expect that the amendment to have any impact on its consolidated financial statements.

Amendments to IFRS 3 Definition of a business

On October 22, 2018, the International Accounting Standard Board has issued amendments to IFRS 3, ‘Business Combinations’, in connection with clarification of definition of business, to determine whether an acquisition is a business or a group of assets. The amendment added a concept called “Optional Concentration Test” that makes it easier to conclude that a company has acquired a group of assets rather than a business, if the value of the assets acquired is substantially concentrated in a single asset or group of similar assets. An entity may elect to apply or not to apply this optional concentration test on a transaction by transaction basis.

The amendment will apply to the Company effective April 1, 2020 and has to be applied prospectively. Hence there is no impact on the consolidated financial statement.

Amendments to IAS 1 and IAS 8 Definition of Material

In October 2018, the IASB issued Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to make the definition of material in IAS 1 easier to understand. The amendments are not intended to alter the underlying concept of materiality in IFRS Standards. The concept of ‘obscuring’ material information with immaterial information has been included as part of the new definition.

The threshold for materiality influencing users has been changed from ‘could influence’ to ‘could reasonably be expected to influence’.

The definition of material in IAS 8 has been replaced by a reference to the definition of material in IAS 1. In addition, the IASB amended other Standards and the Conceptual Framework that contain a definition of material or refer to the term ‘material’ to ensure consistency.

The amendments are required to be applied prospectively for annual periods beginning on or after January 1, 2020, with earlier application permitted.

The Group does not expect the amendment to have any material impact on its evaluation of materiality in relation to its financial statements.

Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest Rate Benchmark Reform

In September 2019, IASB introduced amendments, which modified specific hedge accounting requirements, so that entities would apply those hedge accounting requirements assuming that the interest rate benchmark is not altered as a result of the interest rate benchmark reform.

The changes will mandatorily apply to all hedging relationships that are directly affected by the interest rate benchmark reform.

The Group does not expect the amendment to have any significant impact.

The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2020, although early adoption is permitted.